Stockholders Equity (Details 3) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Numbers of Shares beginning balance | shares
Weighted average exercise price outstanding at beginning of period | $ / shares
Granted | shares	48,780
Weighted avergare granted | $ / shares	$ 239,998
Ending balance | shares	48,780
Weighted average exercise price outstaning at end of period | $ / shares	$ 239,998